Uncategorized Items
[teva_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardExpirationPeriod]	ten	seven
[us-gaap_BusinessCombinationContingentConsiderationArrangementsRangeOfOutcomesValueHigh]			125,000,000	130,000,000
[us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAuthorized]					70,000,000